Share Capital - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Feb. 23, 2024 USD ($)	Apr. 13, 2022 CAD ($) shares	May 03, 2021 CAD ($) shares	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2023 CAD ($) shares	Apr. 30, 2023 CAD ($) $ / shares	Apr. 30, 2022 CAD ($) $ / shares shares	Apr. 30, 2024 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares | shares					263,537		188,000
Number of options, Exercised | shares					318,725
Shares issued pursuant to option exercise					$ (716)		$ (612)
Shares issued pursuant to warrant exercise, shares | shares							925,076
Shares issued pursuant to warrant exercise							$ (3,238)
Share-based payments				$ 1,535	1,943		3,083
Number of underwritten public offering shares | shares				1,265,000
Number of shares exercise by underwriter of over allotment option | shares				165,000
Public offering price for each common share | $ / shares								$ 1
Convertible Debentures [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Debt conversion principal debt amount							$ 300
IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares							41,488
Shares issued pursuant to deferred payment for acquisition							$ 503
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise					$ (1,493)		(1,013)
Shares issued pursuant to warrant exercise							(3,491)
Share Capital | IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition							$ 503
Share Capital | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise, shares | shares					263,537		188,000
Total gross proceeds from exercise of stock options					$ 700		$ 600
Shares issued pursuant to option exercise					$ 800		$ 400
Weighted average share price | (per share)						$ 4.5	$ 7.95
Shares issued pursuant to warrant exercise, shares | shares							925,076
Total gross proceeds from exercise of warrants							$ 3,200
Shares issued pursuant to warrant exercise							$ (300)
Shares issued pursuant to conversion of convertible debentures, Number of Shares | shares					309,877		75,292
Convertible debentures					$ 1,300		$ 300
Debt conversion principal debt amount					1,300	$ 1,300
Share Capital | Common Shares | IPA Europe
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares			41,488
Shares issued pursuant to deferred payment for acquisition			$ 500
Share Capital | Common Shares | BioStrand [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to deferred payment for acquisition, Number of Shares | shares		4,077,774
Shares issued pursuant to deferred payment for acquisition		$ 29,100
Contributed Surplus
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued pursuant to option exercise					$ 777		401
Shares issued pursuant to warrant exercise							$ 253
Common Shares | Top of Range | At The Market Equity Offering Facility
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate gross sales price	$ 60.0